Parent only financial information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed statements of cash flows
Net cash used in operating activities	¥ (1,243,406)	$ (175,129)	¥ (461,337)	¥ (907,283)
Net cash used in investing activities	592,083	83,393	(313,039)	(1,198,234)
Net cash provided by financing activities	296,826	41,808	657,767	2,122,792
Effect of foreign currency exchange rate changes on cash and restricted cash	41,342	5,821	28,906	(32,019)
Net decrease in cash and restricted cash	(313,155)	(44,107)	(87,703)	(14,744)
Cash and restricted cash at the beginning of the year	901,429	126,964	989,132	1,003,876
Cash and restricted cash at the end of the year	588,274	$ 82,857	901,429	989,132
Parent company
Condensed statements of cash flows
Net cash used in operating activities	(43,242)		(22,893)	(22,741)
Net cash used in investing activities	(123,944)		(734,299)	(3,121,321)
Net cash provided by financing activities	59,177		729,767	3,222,206
Effect of foreign currency exchange rate changes on cash and restricted cash	1,934		(12,308)	(17,660)
Net decrease in cash and restricted cash	(106,075)		(39,733)	60,484
Cash and restricted cash at the beginning of the year	119,022		158,755	98,271
Cash and restricted cash at the end of the year	¥ 12,947		¥ 119,022	¥ 158,755